Share-Based Awards Plan - Option Activity (Detail) - iQIYI - 2010 Equity Incentive Plan - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of shares options
Outstanding, December 31, 2019	406,912,618
Granted	88,611,584
Forfeited	(12,111,374)
Exercised	(62,714,554)
Outstanding, December 31, 2020	420,698,274	406,912,618
Vested and expected to vest at December 31, 2020	401,055,919
Exercisable at December 31, 2020	245,054,484
Weighted average exercise price (US$)
Outstanding, December 31, 2019	$ 0.48
Granted	0.51
Forfeited	0.51
Exercised	0.44
Outstanding, December 31, 2020	0.49	$ 0.48
Vested and expected to vest at December 31, 2020	0.48
Exercisable at December 31, 2020	$ 0.47
Weighted average remaining contractual life (Years)
Outstanding	7 years	7 years
Vested and expected to vest at December 31, 2020	7 years
Exercisable at December 31, 2020	7 years
Aggregate intrinsic value (US$ in millions)
Outstanding	$ 846	$ 1,031
Vested and expected to vest at December 31, 2020	807
Exercisable at December 31, 2020	$ 498